Income and Social Contribution Taxes - Summary of deferred income and social contribution tax assets (Detail) - BRL (R$) R$ in Thousands		Dec. 31, 2023	Dec. 31, 2022
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax losses and negative basis for social contribution carryforwards		R$ 396,601	R$ 283,238
Onshore [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax losses and negative basis for social contribution carryforwards		396,601	283,238
Tax losses and negative basis for social contribution carryforwards not constituted		76,302	19,545
Oil Trading Importadora e Exportadora Ltda [member] | Onshore [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax losses and negative basis for social contribution carryforwards		84,372	93,627
Ultrapar [member] | Onshore [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax losses and negative basis for social contribution carryforwards	[1]	77,453	65,505
Abastece Aí [member] | Onshore [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax losses and negative basis for social contribution carryforwards		91,861	66,347
Ipiranga [member] | Onshore [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax losses and negative basis for social contribution carryforwards		97,071	28,894
Ultracargo Vila do Conde [member] | Onshore [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax losses and negative basis for social contribution carryforwards		30,652	22,313
Neogás [Member] | Onshore [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax losses and negative basis for social contribution carryforwards not constituted		45,333	0
Integra Frotas [member] | Onshore [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax losses and negative basis for social contribution carryforwards not constituted		13,335	12,394
Millennium [member] | Onshore [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax losses and negative basis for social contribution carryforwards not constituted		8,539	6,154
Others [member] | Onshore [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax losses and negative basis for social contribution carryforwards		15,192	6,552
Tax losses and negative basis for social contribution carryforwards not constituted		R$ 9,095	R$ 997

[1]	Include the amount of R$ 25,884 of deferred taxes recognized on the tax loss of subsidiary Ultrapar International as of December 31, 2023 (R$ 33,663 as of December 31, 2022).